ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2019, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership		Principal activities

Subsidiaries

ChChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%		Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%		Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%		Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%		Provision of content and application delivery services

ChChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99	%(ii)	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%		Investment holding

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99	%(ii)	Computer hardware, technology development

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”) (iii)	August 15, 2014	The PRC	99	%(ii)	Mechanical equipment lease

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%		Provision of content and application delivery services

ChinaCache Assets LLC (“CCAL”)	August 10, 2016	United States of America	100%		Real estate management

Beijing Wangrun Technology Co., Ltd ("Beijing Wangrun") (iv)	April 26, 2019	The PRC	100%		Mechanical equipment lease

Beijing Xiangqing Technology Co., Ltd ("Beijing Xiangqing") (iv)	April 28, 2019	The PRC	100%		Mechanical equipment lease

Beijing Shuosen Technology Co., Ltd("Beijing Shuosen") (iv)	April 28, 2019	The PRC	100%		Mechanical equipment lease

ChinaCache ShenRong Technology (Hongkong) Limited ("ShenRong HK") (iv)	December 16,2019	Hong Kong	100%		Mechanical equipment lease

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) (i)	June 7, 1998	The PRC	—		Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) (i)	September 1, 2005	The PRC	—		Provision of content and application delivery services

ChinaCache Shouming Technology (Beijing) Co., Ltd. ("ChinaCache Shouming") (i)	June 6, 2018	The PRC			Technology Development

(i)The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian is held by two individual shareholders. The equity interest of ChinaCache Shouming is held by Tianjin Ding Sheng Zhi Da Technologies Co., Ltd ("Ding Sheng Zhi Da") and another individual shareholder. the Founders, Ding Sheng Zhi Da and the three individual shareholders are collectively referred as the “Nominal Shareholders”.

(ii)On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2018 and 2019.

(iii)In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 9). However, due to the disputes disclosed in Note 25, the transaction is not yet closed.

(iv)In April and December 2019, the Group established certain subsidiaries, Beijing Wangrun, Beijing Xiangqing, Beijing Shuosen, and ShenRong HK, all of which have not started any operation.

In February 2019, one of the Company’s subsidiaries, ChinaCache Ireland Limited, which has no material operation, was deregistered.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	14,557	3,936	565
Restricted cash	3,169	12,939	1,859
Accounts receivable (net of allowance for doubtful accounts of RMB80,484 and RMB79,839 (US$11,468) as of December 31, 2018 and 2019, respectively)	72,844	47,516	6,825
Prepaid expenses and other current assets, net	12,711	13,957	2,005
Amounts due from inter-companies (1)	9,572	48,522	6,970

Total current assets	112,853	126,870	18,224

Non-current assets:
Property and equipment, net	2,291	2,642	379
Intangible assets, net	35	27	4
Long term investments	10,103	10,081	1,448
Operating lease right-of-use asset	—	124,502	17,884
Long term deposits and other non-current assets	4,711	2,640	379

Total non-current assets	17,140	139,892	20,094

TOTAL ASSETS	129,993	266,762	38,318

	As of December 31,
	2018	2019
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	316,963	261,502	37,562
Accrued employee benefits	24,898	27,016	3,881
Accrued expenses and other current liabilities	38,915	25,098	3,605
Other payables	15,072	6,248	897
Income tax payable	10,991	11,594	1,665
Amounts due to inter-companies (1)	263,551	260,385	37,402
Amounts due to subsidiaries held for sale (2)	737	—	—
Current portion of finance lease obligations	1,284	—	—
Current portion of operating lease liabilities	—	40,155	5,768
Deferred government grant	1,696	302	43

Total current liabilities	674,107	632,300	90,823

Non-current liabilities:
Non-current portion of operating lease liabilities	—	117,428	16,867
Deferred government grant	14,350	14,350	2,061
Total non-current liabilities	14,350	131,778	18,928

Total liabilities	688,457	764,078	109,751

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

(2)	Information with respect to subsidiaries held for sale is discussed in Note 9.

	For the Years Ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	479,012	344,108	287,653	41,319
-Inter-companies	342,035	499,017	532,766	76,527
Net (loss)/profit	(88,547)	105,324	(60,994)	(8,761)